Fair Value Measurements (Details) - Schedule of roll-forward of contingent purchase price obligations - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurements (Details) - Schedule of roll-forward of contingent purchase price obligations [Line Items]
Less: Current portion	$ 8,608	$ 8,104	$ 10,066
Obligation for contingent purchase price, net of current portion		2,200	12,555
Fair Value, Inputs, Level 3 [Member] | Contingent Purchase Price Obligation [Member]
Fair Value Measurements (Details) - Schedule of roll-forward of contingent purchase price obligations [Line Items]
Opening balance	10,304	22,621	34,982
Cash payments		(4,314)	(14,360)
Change in fair value	(2,200)	(6,600)	2,349
Accrued interest on the contingent consideration	552	360
Effect of exchange rate fluctuations	(48)	(350)	1,146
Ending balance	$ 8,608	$ 10,304	$ 22,621